INCOME TAXES (Details 3)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2008
Statutory rate	25.00%	25.00%	25.00%	33.00%
Effect of preferential tax treatment	218.00%	(550.00%)	(10.00%)
Effect of different tax jurisdiction	(156.00%)	307.00%	4.00%
Permanent book-tax difference	1757.00%	403.00%	0.00%
Effect of changes of applicable tax rate	0.00%	0.00%	0.00%
Change in valuation allowance	(2078.00%)	998.00%	(5.00%)
Under (over) provision in prior year	32.00%	256.00%	(2.00%)
Effective income tax rate	(202.00%)	1439.00%	12.00%